Loans and financings (Details 4) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	$ 143,196	$ 50,840
Non-current	1,582,370	1,618,419
Loans and financings	1,725,566	1,669,259	$ 1,699,315
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Current	18,540
Non-current	1,194,014
Loans and financings	1,212,554	1,210,972
S O F R [Member]
IfrsStatementLineItems [Line Items]
Current	93,671
Non-current	140,000
Loans and financings	233,671	91,657
Brazilian national monetary council and brazil expected inflation plus spread tlp [member]
IfrsStatementLineItems [Line Items]
Current	15,064
Non-current	158,936
Loans and financings	174,000	175,272
Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Current	2,242
Non-current	52,143
Loans and financings	54,385	50,722
Brazilian national bank for economic and social development brazilian system for clearance and custody [member]
IfrsStatementLineItems [Line Items]
Current	9,455
Non-current	14,990
Loans and financings	24,445	27,796
Long term interest rate set by brazilian national monetary council [member]
IfrsStatementLineItems [Line Items]
Current	4,224
Non-current	22,287
Loans and financings	$ 26,511	22,354
Ifrs london interbank offered rate libor [member]
IfrsStatementLineItems [Line Items]
Loans and financings		90,411
Other floating interest rates [member]
IfrsStatementLineItems [Line Items]
Loans and financings		$ 75